Summary of Assumptions Used in Black-Scholes Option-Pricing Model to Estimate Fair Value of Stock Options Granted (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option term (years)	5 years 8 months 23 days	5 years 11 months 27 days
Volatility, minimum	59.76%	58.89%
Volatility, maximum	67.02%	63.03%
Weighted-average volatility	62.00%	59.00%
Risk-free interest rate, minimum	0.885%	2.14%
Risk-free interest rate, maximum	1.152%	2.31%
Dividend yield	0.00%	0.00%
Weighted-average fair value of option granted	$ 0.54	$ 0.60